Cost of services, selling and administrative (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Analysis of income and expense [abstract]
Salaries and other member costs	$ 7,158,588,000	$ 6,846,585,000
Professional fees and other contracted labour	1,439,915,000	1,369,420,000
Hardware, software and data center related costs	873,158,000	829,655,000
Property costs	363,812,000	307,496,000
Amortization and depreciation	388,087,000	383,834,000
Other operating expenses	60,447,000	64,801,000
Costs of services, selling and administrative	10,284,007,000	9,801,791,000
Research and development expense	$ 171,389,000	$ 182,493,000